UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 225, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 95.31%

Air Courier Services - 1.05%
1,904	FedEx Corp.	$ 321,985

Air Transportation, Scheduled - 1.03%
6,676	Delta Air Lines, Inc.	315,842

Aircraft Engines & Engine Parts - 0.99%
2,660	United Technologies Corp.	305,315

Beverages - 0.99%
7,443	Coca-Cola Enterprises	306,428

Computer & Office Equipment - 1.85%
15,812	Hewlett Packard Co.	571,288

Computer Storage Devices - 3.73%
10,230	Seagate Technology Public Limited Co.	577,381
5,890	Western Digital Corp.	572,685
		1,150,066
Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.99%
2,817	Kimberly Clark Corp.	304,123

Crude Petroleum & Natural Gas - 5.38%
4,133	Anadarko Petroleum Corp.	337,873
5,609	Devon Energy Corp.	338,054
3,701	EOG Resources, Inc.	329,500
12,300	Marathon Oil Corp.	327,180
4,067	Occidental Petroleum Corp.	325,360
		1,657,967
Electric & Other Services Combined - 4.16%
11,777	Exelon Corp.	424,443
7,301	PG&E Corp.	429,372
10,000	Public Service Enterprise Group, Inc.	426,800
		1,280,615
Electric Services - 1.40%
6,847	American Electric Power Co., Inc.	430,060

Electronic & Other Electrotherapeutic Apparatus - 1.07%
5,781	Emerson Electric Co.	329,170

Farm Machinery & Equipment - 1.06%
3,831	Deere & Co.	326,363

Fats & Oils - 0.99%
6,537	Archer Daniels Midland Co.	304,820

Fire, Marine & Casualty Insurance - 2.23%
6,670	The Travelers Companies, Inc.	685,809

Food & Kindred Products - 2.01%
6,763	Campbell Soup Co.	309,340
3,133	Mead Johnson Nutrition Co.	308,569
		617,909
General Industrial Machinery & Equipment - 1.02%
3,359	Illinois Tool Works, Inc.	312,689

Household Audio & Video Equipment - 2.09%
4,962	Harman International Industries, Inc.	643,224

Industrial Instruments For Measurement, Display & Control - 1.05%
3,936	Danaher Corp.	324,248

Life Insurance - 4.53%
100,969	Genworth Financial, Inc. *	704,764
14,852	MetLife, Inc.	690,618
		1,395,382
Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.03%
4,563	V.F. Corp.	316,535

Metalworking & Machinery & Equipment - 1.02%
4,646	Lincoln Electric Holdings, Inc.	315,510

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.01%
2,422	Energizer Holdings, Inc.	310,040

Miscellaneous Fabricated Metal Products - 1.00%
2,649	Parker-Hannifin Corp.	308,503

Motor Vehicles & Passenger Car Bodies - 1.97%
21,400	Ford Motor Co.	314,794
4,874	PACCAR, Inc.	292,976
		607,770
National Commercial Banks - 6.76%
53,340	KeyCorp.	692,887
8,258	PNC Financial Services Group, Inc.	698,131
16,482	U.S. Bancorp.	690,761
		2,081,779
Newspapers: Publishing or Publishing & Printing - 1.05%
21,691	News Corp. *	322,979

Oil & Gas Field Services, NEC - 2.08%
8,010	Halliburton Co.	320,320
3,870	Schlumberger Ltd.	318,849
		639,169
Paints, Varnishes, Lacquers, Enamels & Applied Products - 1.41%
1,945	PPG Industries, Inc.	433,502

Paper Mills - 1.00%
5,825	International Paper Co.	306,745

Petroleum Refining - 1.08%
5,267	ConocoPhillips	331,716

Pharmaceutical Preparations - 5.47%
13,743	AbbVie, Inc.	829,390
7,169	Celgene Corp. *	854,258
		1,683,648
Plastic Material, Synth Resin, Rubber, Cellulos (No Glass) - 1.07%
8,160	Sealed Air Corp.	330,480

Plastic Products, NEC - 0.99%
8,282	Newell Rubbermaid, Inc.	305,357

Public Building & Related Furniture - 1.01%
6,716	Johnson Controls, Inc.	312,093

Radiotelephone Communications - 1.44%
14,646	T-Mobile US, Inc. *	442,016

Retail-Auto & Home Supply Stores - 1.05%
2,042	Advanced Auto Parts, Inc.	324,678

Retail-Drug Stores & Proprietary Stores - 2.73%
10,426	Express Scripts Holding Co. *	841,482

Retail-Family Clothing Stores - 1.04%
4,862	TJX Companies, Inc.	320,600

Retail-Grocery Stores - 1.01%
4,513	Kroger Co.	311,623

Retail-Lumber & Other Building Matericals Dealers - 0.98%
4,439	Lowe's Companies, Inc.	300,787

Retail-Variety Stores - 1.03%
2,218	Costco Wholesale Crop.	317,152

Semiconductors & Related Devices - 5.69%
20,197	Micron Technology, Inc. *	591,065
58,189	ON Semiconductor Corp. *	582,472
10,852	Texas Instruments, Inc.	580,039
		1,753,576
Services-Amusement & Recreation Services - 0.98%
12,729	Live Nation Entertainment, Inc.	302,568

Services-Business Services, NEC - 1.06%
1,131	Alliance Data Systems Corp. *	326,667

Services-Computer Integrated Systems Design - 1.93%
25,869	Mentor Graphics Corp.	595,246

Services-Personal Services - 1.01%
9,045	H&R Block, Inc.	310,063

Ship & Boat Building & Repairing - 1.05%
2,427	General Dynamics Corp.	323,301

Surgical & Medical Instruments & Apparatus - 2.74%
9,261	Stryker Corp.	843,214

Wholesale-Chemicals & Allied Products - 1.43%
3,712	Ashland, Inc.	439,946

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.70%
3,907	McKesson Corp.	830,823

Wholesale-Electronic Parts & Equipment, NEC - 1.90%
8,796	TE Connectivity, Ltd.	583,966

TOTAL FOR COMMON STOCKS (Cost $27,769,438) - 95.31%		29,356,837

LIMITED PARTNERSHIP - 2.00%
3,960	Magellan Midstream Partners L.P.	306,979
7,296	Williams Partners L.P.	309,423

TOTAL FOR LIMITED PARTNERSHIPS (Cost $657,722) - 2.00%		616,402

SHORT TERM INVESTMENTS - 3.09%
951,493	Fidelity Money Market Portfolio Institutional Class 0.01% **	951,493

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $951,493) - 3.09%		951,493

TOTAL INVESTMENTS (Cost $29,378,653) - 100.40%		30,924,732

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.40%)		(124,387)

NET ASSETS - 100.00%		$ 30,800,345

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At January 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,378,653 amounted to $1,546,104, which consisted of aggregate gross unrealized appreciation of $2,298,708 and aggregate gross unrealized depreciation of $752,604.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 29,356,837	$ -	$ -	$ 29,356,837
Limited Partnerships	$ 616,402	$ -	$ -	$ 616,402
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	951,493	-	-	951,493
	$ 30,924,732	$ -	$ -	$ 30,924,732

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 6.77%

Aircraft Engines & Engine Parts - 0.32%
256	Raytheon Co.	$ 25,613
327	United Technologies Corp.	37,533
		63,146
Apparel - 0.39%
366	Hanesbrands, Inc.	40,765
511	V.F. Corp.	35,448
		76,213
Auto Parts & Equipment - 0.31%
546	Johnson Controls, Inc.	25,373
346	Lear Corp.	34,721
		60,094
Banks - 0.46%
324	Capital One Financial Corp.	23,720
403	The PNC Financial Services Group, Inc.	34,070
457	State Street Corp.	32,680
		90,470
Beverages - 0.34%
459	Dr. Pepper Snapple Group, Inc.	35,467
414	Molson Coors Brewing Co.	31,435
		66,902
Chemicals - 0.34%
435	Eastman Chemical Co.	30,837
208	Rayonier Advanced Materials, Inc.	3,561
720	The Dow Chemical Co.	32,515
		66,913
Commercial Services - 0.20%
528	ManpowerGroup, Inc.	38,481

Computers - 0.49%
427	Accenture, Plc.	35,881
837	NetApp, Inc.	31,639
384	SanDisk Corp.	29,149
		96,669
Electric - 0.73%
803	Exelon Corp.	28,940
341	NextEra Energy, Inc.	37,251
514	Pinnacle West Capital Corp.	36,071
725	Wisconsin Energy Corp.	40,433
		142,695
Food - 0.21%
611	The Kroger Co.	42,190

Gas - 0.37%
654	Atmos Energy Corp.	37,219
635	WGL Holdings, Inc.	35,876
		73,095
Healthcare-Products - 0.36%
524	Medtronic, Inc.	37,413
297	Zimmer Holdings, Inc.	33,294
		70,707
Healthcare-Services - 0.18%
384	Aetna, Inc.	35,259

Home Furnishings - 0.17%
167	Whirlpool Corp.	33,246

Life Insurance - 0.15%
653	MetLife, Inc.	30,365

Lodging - 0.16%
370	Wyndham Worldwide Corp.	31,002

Miscellaneous Manufacturer - 0.36%
206	3M Co.	33,434
562	Ingersoll-Rand, Plc.	37,317
		70,751
Oil & Gas - 0.09%
1,205	Vanguard Natural Resources, LLC	17,834

Oil & Gas Field Services, NEC - 0.14%
663	Halliburton Co.	26,513

Retail - 0.34%
471	TJX Companies, Inc.	31,058
363	CVS Health Corp.	35,632
		66,690
Semiconductors - 0.14%
653	Broadcom Corp.	27,710

Telecommunications - 0.15%
1,293	Consolidated Communications Holdings, Inc.	30,101

Transportation - 0.19%
312	Union Pacific Corp.	36,570

Water Supply - 0.18%
623	American Water Works Co.	34,975

TOTAL FOR COMMON STOCKS (Cost $1,133,262) - 6.77%		1,328,591

CLOSED-END MUTUAL FUNDS - 2.34%
7,481	BlackRock Floating Rate Income Strategies Fund	99,572
8,407	BlackRock Limited Duration Income Trust Fund	131,486
96,900	Calamos Strategic Total Return Fund	107,365
15,000	Putnam High Income Securities Fund	121,800

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $459,958) - 2.34%		460,223

CORPORATE BONDS - 19.69%
200,000	Avon Products, Inc. 5.75%, 03/01/2018	199,750
250,000	American International Group, 4.875%, 06/01/2022	286,993
100,000	Ball Corp. 6.75%, 09/15/2020	103,900
65,000	BB&T Corp. 4.90%, 06/30/2017	70,225
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	166,713
100,000	Buckeye Partners L PSR NT 2.65% 11/15/2018	99,992
150,000	ConocoPhillips 5.75%, 02/01/2019	173,152
100,000	Devon Energy Corp., 6.30%, 01/15/2019	115,249
283,000	Dr. Horton, Inc., 3.750%, 03/01/2019	281,939
400,000	Federal Home Loans Banks 1.00%, 01/30/2018	399,450
70,000	Fifth Third Bancorp 4.50%, 06/01/2018	75,872
150,000	Freeport-McMoran Copper & Gold, Inc., 2.375%, 03/15/2018	144,812
200,000	Frontier Communications Corp., 8.50%, 04/15/2020	225,000
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	53,513
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	103,668
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	107,500
50,000	Johnson Controls, Inc. 5.50%, 01/15/2016	52,240
150,000	L-3 Communications Corp., 3.95%, 11/15/2016	156,430
200,000	Morgan Stanley 1.2544%, 12/15/2015 **	200,463
200,000	Newfield Exploration Co. 6.875%, 02/01/2020	201,500
100,000	ONEOK Partners L.P. 3.25%, 2/01/2016	101,329
70,000	Regions Financial Corp. 5.75%, 06/15/2015	71,139
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	159,250
200,000	Western Union Co., 3.35%, 05/22/2019	208,697
100,000	Wyndham Worldwide Corp., 4.25%, 03/01/2022	105,330

TOTAL FOR CORPORATE BONDS (Cost $3,909,609) - 19.69%		3,864,106

EXCHANGED TRADED FUNDS - 3.99%
10,141	iShares S&P US Preferred Stock Index Fund ETF	405,234
12,895	ProShares Short 7-10 Year Treasury ETF	377,037

TOTAL FOR LIMITED PARTNERSHIPS (Cost $800,315) - 3.99%		782,271

LIMITED PARTNERSHIPS - 0.74%
520	Alliance Holdings GP L.P.	30,628
526	Energy Transfer Partners L.P.	32,296
726	Enterprise Products Partners L.P.	25,004
787	Global Partners L.P.	30,307
359	Magellan Midstream Partners L.P.	27,830

TOTAL FOR LIMITED PARTNERSHIPS (Cost $107,546) - 0.74%		146,065

MUNICIPAL BONDS - 7.71%
34,684	Colorado Housing & Finance Authority 5.22%, 05/01/2036	35,091
75,000	Delaware State Housing Authority 2.75%, 12/01/2041	73,730
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	266,838
100,000	King County WA School District #411, 1.293% 12/01/2018	100,160
190,000	Florida State Home Loan Corp., 5.05%, 07/01/2026	194,735
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	156,393
30,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	31,732
80,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	87,408
45,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	46,206
10,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	10,102
10,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	10,243
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,540
70,000	North Carolina State Housing 4.00%, 01/01/ 2034	71,933
160,000	North Carolina State Housing 4.65%, 07/01/2021	164,818
200,000	Pennsylvania St Higher Education FACS Auth Revenue, 4.00%, 06/15/2023	217,004
35,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	35,596

TOTAL FOR MUNICIPAL BONDS (Cost $1,494,845) - 7.71%		1,512,529

PREFERRED SECURITIES - 14.98%
4,000	Aegon N.V. PFD 6.50%, 12/31/49	102,880
6,500	Allied Capital Corp. PFD 6.875%, 04/15/47	166,010
3,907	American Capital Agency, 8%, 12/31/2049	104,278
4,000	American Financial Group, Inc. PFD 7.00%, 09/30/2050	106,240
4,000	Amtrust Financial Services Class A PFD 6.75%, 12/31/2049	98,400
4,132	Annaly Capital Series C, 7.625%, 12/31/2049	104,788
4,400	Ashford Hospitality Trust Series A PFD 8.55%, 12/31/49	114,356
3,795	Ashford Hospitality Trust Series E PFD 9.00%, 12/31/49	100,567
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/49 ** (Bermuda)	106,040
4,000	Aviva PLC PFD 8.25%, 12/01/41	113,200
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	134,500
6,000	DuPoint Fabros Tech Inc. PFD 7.875%, 12/31/2049	156,672
5,000	Endurance Sepcialty Holdings PFD 7.50%, 12/31/2049 (Bermuda)	133,050
7,000	First Potomac Realty Trust PFD 7.75%, 12/31/49	183,750
4,000	Hospitality Properties Trust PFD 7.000%, 12/31/2049	107,560
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	106,800
3,903	JPMorgan Chase Capital XXIX, 6.7%, 04/02/2040	99,487
6,000	Ladenburg Thalmann Financial Services PFD 8%, 12/31/2049	143,940
5,500	Maiden Holdings North America Ltd. 8.25%, 06/15/2041	145,255
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 12/31/49 **	66,313
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/49	132,000
6,000	TCF Financial Co. PFD 7.50%, 12/31/49	161,700
6,000	Triangle Capital Corp. PFD 7.50%, 3/15/19	151,920
3,979	Weingarten Realty Investors Series F PFD 6.50%, 12/31/49	100,673

TOTAL FOR PREFERRED SECURITIES (Cost $2,872,562) - 14.98%		2,940,379

REAL ESTATE INVESTMENT TRUSTS - 1.39%
384	Equity Residential	29,802
822	HCP, Inc.	38,873
477	Health Care REIT, Inc.	39,090
426	Home Properties, Inc.	30,033
923	National Retail Properties, Inc.	39,541
866	Omega Healthcare Investors, Inc.	37,983
892	Rayonier, Inc.	26,180
843	Weingarten Realty Investors	31,596

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $219,165) - 1.39%		273,098

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 36.92%
250,000	Federal Farm Credit Bank 1.930%, 12/02/2019	252,422
400,000	Federal Farm Credit Bank 2.000%, 12/16/2019	403,058
250,000	Federal Farm Credit Bank 2.370%, 01/28/2022	251,511
325,000	Federal Farm Credit Bank 2.580%, 12/09/2021	328,634
325,000	Federal Farm Credit Bank 3.000%, 11/03/2023	324,999
350,000	Federal Farm Credit Bank 3.000%, 12/01/2023	354,206
350,000	Federal Farm Credit Bank 3.300%, 06/26/2024	353,425
150,000	Federal Home Loan Bank 0.750%, 06/18/2018	150,090
250,000	Federal Home Loan Bank 1.000%, 01/25/2016	250,098
400,000	Federal Home Loan Mortgage Credit 0.5%, 05/13/2016	400,945
350,000	Federal Home Loan Mortgage Credit 1.75%, 03/12/2020 **	350,581
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	156,242
3,951	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 **	4,174
31,667	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 **	31,948
8,850	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 **	8,941
5,555	Federal Home Loan Mortgage Credit Pool #845590 2.845%, 01/01/2024 **	5,593
14,397	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 **	14,799
180,574	Federal Home Loan Mortgage Credit Series 4280 Class AC CMO 2.25%, 02/15/2028	184,018
200,000	Federal Home Loan Mortgage Creidt 0.875%, 03/07/2018	199,786
350,000	Federal National Mortgage Association 2.23%, 12/06/2022	349,002
325,000	Federal National Mortgage Association 3.00%, 03/20/2028	326,198
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	165,963
34,632	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024 **	34,790
65,584	Federal National Mortgage Association Pool #462285 2.386%, 06/01/2036 **	67,824
22,896	Federal National Mortgage Association Pool #551037 3.867%, 11/01/2020 **	23,447
53,133	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036 **	57,028
14,364	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034 **	15,168
55,838	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036 **	60,218
75,301	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038 **	80,298
8,766	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038 **	9,429
172,315	Federal National Mortgage Association Series 2013-41 Class AE CMO, 2%, 07/25/2037	172,862
159,975	FNA 2013-M9 ASQ2 1.8248%, 06/25/2018	162,824
155,155	FNR 2013-124 Class BD CMO 2.50%	158,607
16,466	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022 **	16,863
55,014	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023 **	57,048
9,370	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023 **	9,642
9,444	Government National Mortgage Association Pool #008259 6.750%, 08/20/2023 **	9,720
33,972	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 **	34,980
6,526	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024 **	6,720
7,415	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024 **	7,637
3,328	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024 **	3,473
7,748	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024 **	8,008
10,098	Government National Mortgage Association Pool #008503 2.625%, 09/20/2024 **	10,448
7,798	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 **	8,110
11,962	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 **	12,413
28,580	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025 **	29,708
7,271	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 **	7,514
6,025	Government National Mortgage Association Pool #028502 1.625%, 09/20/2024 **	6,313
22,690	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030 **	23,738
54,211	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 **	56,511
61,806	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032 **	64,400
6,981	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032 **	7,304
90,120	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 **	94,127
39,471	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036 **	41,118
78,910	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041 **	81,897
616	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	619
1,783	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	1,967
637	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	640
449	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	499
1,848	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	2,107
1,417	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,432
1,052	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,199
14,953	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	16,669
124,163	U.S. Small Business Administration Pool #508527 3.575%, 02/25/2018	127,254
183,116	United States Treasury Inflationary Index Bond 1.875%, 07/15/2015	183,917
176,369	United States Treasury Inflationary Index Bond 2.500%, 07/15/2016	184,787
100,000	United States Treasury Note Bond 2.375%, 02/28/2015	100,160
200,000	United States Treasury Note Bond 2.375%, 07/31/2017	208,656
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	110,297

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $7,249,794) - 36.92%		7,247,023

SHORT-TERM INVESTMENTS - 4.88%
957,743	Fidelity Money Market Portfolio Institutional Class 0.01% **	957,743

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $957,743) - 4.88%		957,743

TOTAL INVESTMENTS (Cost $19,204,800) - 99.41%		19,512,028

OTHER ASSETS LESS LIABILITIES - 0.59%		116,046

NET ASSETS - 100.00%		$ 19,628,074

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015.
***Adjustable rate security; the coupon rate shown represents the yield at January 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At January 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,204,800 amounted to $441,358, which consisted of aggregate gross unrealized appreciation of $591,488 and aggregate gross unrealized depreciation of $150,129.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 1,328,591	$ -	$ -	$ 1,328,591
Closed-End Mutual Funds	460,223	-	-	460,223
Corporate Bonds	-	3,864,106	-	3,864,106
Exchange Traded Funds	782,271	-	-	782,271
Limited Partnerships	146,065	-	-	146,065
Municipal Bonds	-	1,512,529	-	1,512,529
Preferred Securities	2,940,379	-	-	2,940,379
Real Estate Investment Trusts	273,098	-	-	273,098
U.S. Government Agencies and Obligations	-	7,247,023	-	7,247,023
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	957,743	-	-	957,743
	$ 6,888,370	$ 12,623,658	$ -	$ 19,512,028

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Latin America Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 90.64%

Air Transportation, Scheduled - 4.92%
900	Copa Holdings SA	$ 96,759
11,500	Latam Airlines Group SA ADR *	119,255
		216,014
Aircrafts - 2.01%
2,500	Embraer SA (Brazil)	88,150

Beverages - 7.81%
14,000	Ambev SA	92,120
800	Coca Cola Femsa S.A. de C.V.	65,032
1,000	Fomento Economico ADR *	83,560
2,800	Vina Concha Y Toro S.A.	102,200
		342,912
Cement, Hydraulic - 2.06%
10,168	CEMEX, SAB de CV (Mexico)	90,393

Chemical Manufacturing - 3.36%
7,100	Braskem SA ADR *	66,882
29,000	Mexichem S.A.B de C.V.	80,354
		147,236
Commercial Banks, NEC - 13.60%
1,220	Banco de Chile ADR	80,203
5,150	Banco Bradesco ADR	64,272
1,500	Bancolombia SA ADR	69,405
18,000	Banregio Grupo Financiero *	93,066
600	Creditcorp Ltd.	86,472
17,500	Grupo Financiero Banorte SAB de CV	88,754
9,458	Itau Unibanco Holding SA ADR	114,631
		596,803
Electric Services - 8.37%
11,311	Comp Energetica de Minas Gerai ADR	51,013
5,000	CPFL Energia S.A. ADR	62,550
1,800	Empresa Nacional de Electricid ADR	76,860
6,000	Enersis SA ADR	91,500
18,000	Ienova	85,421
		367,344
Engineering & Construction - 6.16%
2,500	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. *	92,625
600	Grupo Aeroportuario del Sureste S.A.B. de C.V. *	78,546
8,800	Promortora y Operadora de Infraestructura S.A.B. de C.V. *	98,988
		270,159
Food Manufacturing - 11.98%
1,900	Brasileira de Distribuicao ADR	62,339
4,000	BRF-Brasil Foods S.A. ADR	94,880
7,900	Cosan, Ltd.	54,510
12,000	Gruma S.A.B de C.V. (Mexico)	129,896
34,000	Grupo Bimbo S.A.B. de C.V. (Mexico) *	86,456
50,000	Grupo Lala S.A.B. de C.V. (Mexico) *	97,639
		525,720
Gold & Silver Ores - 3.66%
40,000	Alfa, S.A.B. *	73,258
20,000	Grupo Carso S.A.B. de C.V.	87,432
		160,690
Household Products - 1.68%
38,000	Kimberly-Clark de Mexico SAB (Mexico)	73,724

Media - 1.86%
2,500	Grupo Televisa S.A. ADR *	81,525

Metal Mining - 7.50%
8,000	Compania de Minas Buenaventura Series B ADR *	91,360
29,000	Grupo Mexico S.A.B. de C.V. (Mexico)	76,545
3,000	Southern Copper Corp.	81,840
11,300	Vale S.A. ADR	79,439
		329,184
Oil & Gas - 2.14%
3,000	Ecopetrol S.A. ADR	48,900
7,300	Petroleo Brasileiro S.A. ADR *	44,895
		93,795
Retail-Department Stores - 2.47%
10,600	El Puerto de Liverpool SA (Mexico) *	108,529

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.84%
23,400	Gerdau SA ADR	80,730

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.04%
4,000	Ternium SA ADR	68,560
2,300	Tenaris SA ADR	64,952
		133,512
Telephone Communications (No Radio Telephone) - 6.18%
3,700	America Movil SAB de CV ADR	79,143
4,900	Telefonica Brasil SA ADR	90,356
4,600	Tim Participacoes SA ADR *	101,522
		271,021

TOTAL FOR COMMON STOCKS (Cost $5,041,528) - 90.64%		3,977,441

EXCHANGE TRADED FUNDS - 3.09%
4,900	Global X InterBolsa FTSE Colombia	58,310
2,600	iShares MSCI All Peru Capped Index Fund	77,376

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $205,708) - 3.09%		135,686

REAL ESTATE INVESTMENT TRUSTS - 4.52%
33,000	Fibra Uno Admistraction SA	99,446
60,000	Macquarie Mexico Real Estate Management S.A. de C.V. *	98,726

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $233,288) - 4.52%		198,172

TOTAL INVESTMENTS (Cost $5,480,524) - 98.25%		4,311,299

OTHER ASSETS LESS LIABILITIES - 1.75%		76,836

NET ASSETS - 100.00%		$ 4,388,135

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Latin America Fund
1. SECURITY TRANSACTIONS

At January 31, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,480,524 amounted to $1,169,225, which consisted of aggregate gross unrealized appreciation of  $205,055 and aggregate gross unrealized depreciation of $1,374,280.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 3,977,441	$ -	$ -	$ 3,977,441
Exchange Traded Funds	135,686	-	-	135,686
Real Estate Investment Trusts	198,172	-	-	198,172
	$ 4,311,299	$ -	$ -	$ 4,311,299

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: March 26, 2015

By (Signature and Title)

*

/s/Nancy P. Benson

Nancy P. Benson, Treasurer

Date: March 26, 2015

* Print the name and title of each signing officer under his or her signature.